Segment Reporting (Details)	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Segment Reporting (Details) [Line Items]
Number of operating segment	1
Revenue	$ 16,824,823	$ 10,482,809	$ 32,092,828
Application Development Service [Member]
Segment Reporting (Details) [Line Items]
Revenue	$ 2,001,750	$ 2,609,531	$ 14,472,010